Subsequent Events	12 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
22.	SUBSEQUENT EVENTS

Disposal of a subsidiary

On July 29, 2024, the Group entered into an equity transfer agreement with a third party to dispose 100% equity of its wholly-owned subsidiary, DSY Dongguan, together with its branches, with a total consideration of RMB38,000,000 (approximately $5,228,974). The closing was completed on August 20, 2024, resulting a gain on the disposal of DSY Dongguan. As of the date of issuance of the consolidated financial statements, the Group has received RMB10,000,000 (approximately $1,376,046) of the consideration.

Related party loans

On July 4, 2024, the Group borrowed a 3-year long-term loan from its shareholder, Mr. Wenquan Zhu, for a total of RMB9,500,000 (approximately $1,307,244) with an annual interest rate of 6.5%, which has been received as of August 12, 2024.

The Group has evaluated subsequent events through the date of issuance of the consolidated financial statements, and did not identify any subsequent events with material financial impact on the Group’s consolidated financial statements.